Cover	Mar. 17, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity File Number	001-39253
Entity Registrant Name	Opendoor Technologies Inc.
Entity Central Index Key	0001801169
Entity Tax Identification Number	98-1515020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 N. Scottsdale Road
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	415
Local Phone Number	896-6737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock
Trading Symbol	OPENW
Security Exchange Name	NASDAQ